Transamerica JPMorgan Asset Allocation – Conservative VP

SCHEDULE OF INVESTMENTS

At March 31, 2021

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 98.8%
International Alternative Fund - 16.3%
Transamerica Unconstrained Bond (A)	21,145,743	$ 217,378,235

International Equity Funds - 13.3%
Transamerica Emerging Markets Opportunities (A)	3,331,064	40,106,011
Transamerica International Equity (A)	2,674,236	54,902,067
Transamerica International Growth (A)	7,061,254	67,223,137
Transamerica International Small Cap Value (A)	962,402	14,743,999

		176,975,214

U.S. Equity Funds - 32.8%
Transamerica JPMorgan Enhanced Index VP (A)	1,126,218	28,955,068
Transamerica JPMorgan Mid Cap Value VP (A)	418,946	7,536,847
Transamerica Large Cap Value (A)	9,548,451	119,069,184
Transamerica Mid Cap Growth (A)	1,426,336	19,612,115
Transamerica Mid Cap Value Opportunities (A)	2,746,371	37,460,495
Transamerica Morgan Stanley Capital Growth VP (A)	1,725,857	65,686,109
Transamerica Small Cap Value (A)	7,266,946	90,909,498
Transamerica T. Rowe Price Small Cap VP (A)	689,541	13,604,653
Transamerica WMC US Growth VP (A)	1,251,608	55,408,674

		438,242,643

U.S. Fixed Income Funds - 25.3%
Transamerica Core Bond (A)	12,892,780	128,283,165
Transamerica High Yield Bond (A)	6,661,150	60,949,523
Transamerica Intermediate Bond (A)	14,043,074	143,520,221
Transamerica Short-Term Bond (A)	417,968	4,259,090

		337,011,999

U.S. Mixed Allocation Fund - 11.1%
Transamerica PIMCO Total Return VP (A)	12,714,820	148,763,391

Total Investment Companies (Cost $1,182,597,910)		1,318,371,482

	Principal	Value
U.S. GOVERNMENT OBLIGATION - 0.7%
U.S. Treasury - 0.7%
U.S. Treasury Note 1.38%, 01/31/2022 (B)	$ 9,378,700	9,479,448

Total U.S. Government Obligation (Cost $9,501,574)		9,479,448

REPURCHASE AGREEMENT - 0.5%
Fixed Income Clearing Corp., 0.00% (C), dated 03/31/2021, to be repurchased at $6,868,207 on 04/01/2021. Collateralized by a U.S. Government Obligation, 0.13%, due 03/31/2023, and with a value of $7,005,633.	6,868,207	6,868,207

Total Repurchase Agreement (Cost $6,868,207)		6,868,207

Total Investments (Cost $1,198,967,691)		1,334,719,137
Net Other Assets (Liabilities) - 0.0% (D)		142,796

Net Assets - 100.0%		$ 1,334,861,933

Transamerica Series Trust	Page 1

Transamerica JPMorgan Asset Allocation – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Note	64	06/30/2021	$7,994,128	$7,897,500	$—	$(96,628)
30-Year U.S. Treasury Bond	160	06/21/2021	25,697,860	24,735,000	—	(962,860)
CAD Currency	480	06/15/2021	38,119,512	38,193,600	74,088	—
E-Mini Russell 2000® Index	28	06/18/2021	3,288,702	3,111,500	—	(177,202)
EURO STOXX 50® Index	294	06/18/2021	13,359,233	13,328,955	—	(30,278)
S&P/TSX 60 Index	52	06/17/2021	9,212,343	9,195,067	—	(17,276)
U.S. Treasury Ultra Bond	224	06/21/2021	42,312,634	40,593,000	—	(1,719,634)

Total					$74,088	$(3,003,878)

Short Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year U.S. Treasury Note	(56)	06/21/2021	$(7,353,396)	$(7,332,500)	$20,896	$—
MSCI EAFE Index	(465)	06/18/2021	(51,154,813)	(50,964,000)	190,813	—
S&P 500® E-Mini Index	(33)	06/18/2021	(6,489,383)	(6,546,210)	—	(56,827)

Total					$211,709	$(56,827)

Total Futures Contracts					$285,797	$(3,060,705)

INVESTMENT VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$1,318,371,482	$—	$—	$1,318,371,482
U.S. Government Obligation	—	9,479,448	—	9,479,448
Repurchase Agreement	—	6,868,207	—	6,868,207

Total Investments	$1,318,371,482	$16,347,655	$—	$1,334,719,137

Other Financial Instruments
Futures Contracts (F)	$285,797	$—	$—	$285,797

Total Other Financial Instruments	$285,797	$—	$—	$285,797

LIABILITIES
Other Financial Instruments
Futures Contracts (F)	$(3,060,705)	$—	$—	$(3,060,705)

Total Other Financial Instruments	$(3,060,705)	$—	$—	$(3,060,705)

Transamerica Series Trust	Page 2

Transamerica JPMorgan Asset Allocation – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Affiliated investment in the Class I2 shares of Transamerica Funds and/or affiliated investment in the Initial Class shares of Transamerica Series Trust. The Portfolio’s transactions and earnings are as follows:

Affiliated Investments	Value December 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value March 31, 2021	Shares as of March 31, 2021	Dividend Income	Net Capital Gain Distributions
Transamerica Core Bond	$131,888,740	$761,536	$—	$—	$(4,367,111)	$128,283,165	12,892,780	$761,536	$—
Transamerica Emerging Markets Opportunities	44,693,597	—	(6,126,936)	1,505,072	34,278	40,106,011	3,331,064	—	—
Transamerica High Yield Bond	60,140,928	676,363	—	—	132,232	60,949,523	6,661,150	676,363	—
Transamerica Intermediate Bond	234,561,246	926,190	(84,094,720)	(658,891)	(7,213,604)	143,520,221	14,043,074	926,190	—
Transamerica International Equity	54,884,500	—	(3,345,612)	590,573	2,772,606	54,902,067	2,674,236	—	—
Transamerica International Growth	67,697,194	—	(2,007,367)	450,862	1,082,448	67,223,137	7,061,254	—	—
Transamerica International Small Cap Value	13,848,965	—	—	—	895,034	14,743,999	962,402	—	—
Transamerica JPMorgan Enhanced Index VP	29,256,095	—	(2,180,151)	432,817	1,446,307	28,955,068	1,126,218	—	—
Transamerica JPMorgan Mid Cap Value VP	—	7,314,805	—	—	222,042	7,536,847	418,946	—	—
Transamerica Large Cap Value	62,817,405	48,533,364	(2,896,995)	156,359	10,459,051	119,069,184	9,548,451	237,285	—
Transamerica Mid Cap Growth	21,320,040	—	(1,976,930)	399,214	(130,209)	19,612,115	1,426,336	—	—
Transamerica Mid Cap Value Opportunities	37,163,948	—	(3,949,625)	716,158	3,530,014	37,460,495	2,746,371	—	—
Transamerica Morgan Stanley Capital Growth VP	51,336,730	16,818,945	—	—	(2,469,566)	65,686,109	1,725,857	—	—
Transamerica PIMCO Total Return VP	160,452,024	—	(6,715,094)	62,440	(5,035,979)	148,763,391	12,714,820	—	—
Transamerica Short-Term Bond	4,253,059	18,563	—	—	(12,532)	4,259,090	417,968	18,379	—
Transamerica Small Cap Value	79,281,999	—	(3,410,318)	1,183,114	13,854,703	90,909,498	7,266,946	—	—
Transamerica T. Rowe Price Small Cap VP	30,780,537	—	(18,589,587)	6,123,851	(4,710,148)	13,604,653	689,541	—	—
Transamerica Unconstrained Bond	215,771,973	2,794,004	—	—	(1,187,742)	217,378,235	21,145,743	1,797,910	—
Transamerica WMC US Growth VP	27,661,333	26,910,311	—	—	837,030	55,408,674	1,251,608	—	—

Total	$1,327,810,313	$104,754,081	$(135,293,335)	$10,961,569	$10,138,854	$1,318,371,482	108,104,765	$4,417,663	$—

(B)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The value of the security is $6,656,445.
(C)	Rate disclosed reflects the yield at March 31, 2021.
(D)	Percentage rounds to less than 0.1% or (0.1)%.
(E)	There were no transfers in or out of Level 3 during the period ended March 31, 2021. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(F)	Derivative instruments are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATION:

CAD	Canadian Dollar

PORTFOLIO ABBREVIATIONS:

EAFE	Europe, Australasia and Far East
STOXX	Deutsche Börse Group & SIX Group Index
TSX	Toronto Stock Exchange

Transamerica Series Trust	Page 3

Transamerica JPMorgan Asset Allocation – Conservative VP

NOTES TO SCHEDULE OF INVESTMENTS

At March 31, 2021

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at March 31, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Series Trust	Page 4